Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
6. Property and Equipment
The following table provides a summary of property and equipment:

	September 30, 2023	December 31, 2022
Computer equipment	$231	$131
Furniture and fixtures	41	41
Subtotal	272	172
Less: accumulated depreciation	(77)	(30)

Property and equipment, net	$195	$142

Depreciation expense was $19 thousand and $47 thousand in the three and nine months ended September 30, 2023, respectively, and $6 thousand and $19 thousand in the three and nine months ended September 30, 2022, respectively.

5. Property and Equipment
The following table provides a summary of property and equipment (in thousands):

	December 31,
	2022	2021
Computer equipment	$131	$—
Furniture and fixtures	41	—
Construction-in-process	—	33

Subtotal	172	33
Less: accumulated depreciation	(30)	—

Property and equipment, net	$142	$33

Depreciation expense was $30 thousand for the year ended December 31, 2022. No depreciation expense was recognized during the year ended December 31, 2021 as the assets had not yet been placed in service as of that date
.